Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Summary of supplemental information related to operating leases and financing leases

	Year ended December 31,
	2022	2023	2024
Operating leases-Weighted average remaining lease term	1.82	2.03	1.43
Financing leases-Weighted average remaining lease term	0.85	0.04	N/A
Operating leases-Weighted average discount rate	6.41%	5.10%	4.00%
Financing leases-Weighted average discount rate	8.92%	7.10%	N/A

Summary of components of lease expense

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease cost	33,207	36,911	37,490
Financing lease cost
Amortization of right-of-use assets	190	87	—
Interest on lease liabilities	13	2	—
Short-term lease cost	7,710	8,520	5,441
Total	41,120	45,520	42,931

Summary of supplemental information related to the group's leases

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for operating leases	40,235	31,988	35,491
Cash paid for financing leases
Operating cash flows from finance leases	41	56	—
Financing cash flows from finance leases	164	19	—

Summary of non-cash ROU assets In exchange for new lease liabilities

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating leases	10,220	67,122	63,570

Summary of maturity analysis

As of December 31,
2024
Operating Leases
RMB
2025	35,286
2026	11,630
Subtotal	46,916
Less: imputed interest	(1,372)
Lease liabilities	45,544